Notes Payable and Long-Term Debt, 2018 Second Lien Credit Facility (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Notes Payable and Long-Term Debt [Abstract]
Loss on extinguishment of debt			$ (2,267)	$ (2,384)
Turning Point [Member] | 2018 Second Lien Term Loan [Member]
Notes Payable and Long-Term Debt [Abstract]
Maturity date			Mar. 07, 2024
Payment of term loan	$ 35,500	$ 4,500
Loss on extinguishment of debt	$ (1,100)	$ (200)
Turning Point [Member] | 2018 Second Lien Term Loan [Member] | Minimum [Member]
Notes Payable and Long-Term Debt [Abstract]
Senior leverage ratio			3.50
Total leverage ratio			4.50
Fixed charge coverage ratio			1.10
Turning Point [Member] | 2018 Second Lien Term Loan [Member] | Maximum [Member]
Notes Payable and Long-Term Debt [Abstract]
Senior leverage ratio			3.75
Total leverage ratio			4.75
Turning Point [Member] | 2018 Second Lien Term Loan [Member] | LIBOR [Member]
Notes Payable and Long-Term Debt [Abstract]
Margin on variable rate			7.00%